Income Taxes (Details) - Schedule of federal statutory rate - SoundHound, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of federal statutory rate [Line Items]
Federal statutory income tax rate	21.00%	21.00%
State income tax rate, net of federal benefit	1.63%	1.50%
Foreign withholding and income tax	(0.99%)	(0.39%)
Research and development credits	2.51%	3.05%
Non-deductible expenses (in Dollars)	$ (0.0461)	$ (0.0113)
Prior year true-up		2.48%
Change in valuation allowance (in Dollars)	$ (0.2044)	$ (0.2694)
Other	(0.09%)	0.18%
Total	(0.99%)	(0.25%)